Other disclosures - Risk Management and Principal Risks - Derivative assets (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	£ 449,093	£ 329,502
Counterparty netting	233,080	175,998
Credit derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	1,615,399	1,414,036
Counterparty netting	240,068	183,634
Cash collateral held	46,508	36,261
Derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	302,446	229,236
Counterparty netting	233,080	175,998
Net exposure	69,366	53,238
Cash collateral held	43,291	33,411
Net exposure less collateral	26,075	19,827
Derivatives [member] | Foreign exchange derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	85,115	56,606
Counterparty netting	68,108	44,284
Net exposure	17,007	12,322
Derivatives [member] | Interest rate derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	172,334	142,468
Counterparty netting	128,072	106,589
Net exposure	44,262	35,879
Derivatives [member] | Credit derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	4,605	8,215
Counterparty netting	3,584	6,589
Net exposure	1,021	1,626
Derivatives [member] | Equity and stock index derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	38,972	20,806
Counterparty netting	32,183	17,517
Net exposure	6,789	3,289
Derivatives [member] | Commodity derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	1,420	1,141
Counterparty netting	1,133	1,019
Net exposure	£ 287	£ 122